Unaudited Interim Condensed Consolidated Statement of Financial Position	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current assets
Plant and equipment	RM 25,914,234	$ 6,151,747	RM 26,582,995
Right-of-use assets	596,165	141,523	739,244
Trade receivables	2,195,683	521,230	2,478,739
Deferred tax asset	609,217	144,621	74,000
Total non-current assets	29,315,299	6,959,121	29,874,978
Current assets
Cash and bank balances	23,037,161	5,468,763	13,901,973
Inventories	1,377,332	326,963	3,049,405
Trade receivables	22,776,475	5,406,878	18,794,355
Contract assets	20,300,766	4,819,173	32,547,589
Other receivables and prepayment	17,963,327	4,264,291	12,944,794
Amount due from related parties	6,380,850	1,514,742	2,420,493
Income tax receivable	821,322	194,973	758,543
Total current assets	92,657,233	21,995,783	84,417,152
Total assets	121,972,532	28,954,904	114,292,130
Current liabilities
Trade payables	25,154,330	5,971,354	27,396,814
Other payables and accrued liabilities	12,810,351	3,041,033	31,816,499
Convertible securities payable	7,656,956	1,817,675
Bank and other borrowings	37,052,577	8,795,864	32,940,381
Lease liabilities	284,499	67,537	276,524
Amount due to related parties	3,114,186	739,273	2,168,066
Income tax payable			1,597
Total current liabilities	86,072,899	20,432,736	94,599,881
Non-current liabilities
Lease liabilities	327,023	77,632	471,295
Bank and other borrowings	18,263,817	4,335,624	2,099,476
Total non-current labilities	18,590,840	4,413,256	2,570,771
Total liabilities	104,663,739	24,845,992	97,170,652
Capital and reserves
Share capital	9,812,347	2,329,341	7,425,257
Reserves	1,704,989	404,745	1,704,989
Retained earnings	5,929,426	1,407,579	7,859,024
Other comprehensive income/(loss)	(137,970)	(32,753)	132,208
Attributable to equity owners of the Company	17,308,792	4,108,912	17,121,478
Non-controlling interests	1
Total equity	17,308,793	4,108,912	17,121,478
Total liabilities and equity	RM 121,972,532	$ 28,954,904	RM 114,292,130